Parent Company Only Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Balance Sheets
	December 31,
	2012	2011
Assets
Cash on deposit with Peoples Bank	$1	$1,191
Investment in Peoples Bank	67,321	62,601
Dividends receivable from Peoples Bank	539	425
Other assets	405	127
Total assets	$68,266	$64,344

Liabilities and stockholders’ equity
Dividends payable	$539	$425
Other liabilities	76	959
Total liabilities	615	1,384

Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders’ equity	67,651	62,960
Total liabilities and stockholders’ equity	$68,266	$64,344

Schedule of Condensed Income Statement [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Income
	Year Ended December 31,
	2012	2011

Dividends from Peoples Bank	$2,044	$1,699
Operating expenses	162	204
Income before income taxes and equity in undistributed income of Peoples Bank	1,882	1,495
Income tax benefit	(52)	(69)
Income before equity in undistributed income of Peoples Bank	1,934	1,564
Equity in undistributed income of Peoples Bank	4,919	3,821
Net income	$6,853	$5,385

Schedule of Condensed Cash Flow Statement [Table Text Block]
	(Dollars in thousands)
	NorthWest Indiana Bancorp
	Condensed Statements of Cash Flows
	Year Ended December 31,
	2012	2011

Cash flows from operating activities:
Net income	$6,853	$5,385
Adjustments to reconcile net income to
net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(5,071)	(4,139)
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	(392)	(23)
Change in other liabilities	(883)	99
Total adjustments	(6,178)	(3,712)
Net cash - operating activities	675	1,673

Cash flows from investing activities	-	-

Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	-
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	(1,865)	(1,575)
Net change in cash	(1,190)	98
Cash at beginning of year	1,191	1,093
Cash at end of year	$1	$1,191